Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Additional bad debts deductions	$ 1,900,000
Deferred tax liability	(1,713,000)	(1,602,000)
Unrecognized tax benefits or accrued interest and penalties	$ 0	$ 0